SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Jan. 05, 2018 USD ($) $ / shares shares	Jan. 05, 2018 CNY (¥) shares	Mar. 31, 2018 shares	Nov. 30, 2013 shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares
SUBSEQUENT EVENTS
Number of new shares issued (in shares)				125,000,000
Proceeds from initial public offering, net of offering cost					$ 100,095	¥ 651,250
Class A Ordinary Shares
SUBSEQUENT EVENTS
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Employees, directors and non-employees directors
SUBSEQUENT EVENTS
Exercise Price | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Subsequent Event | ADS | Over-Allotment Option
SUBSEQUENT EVENTS
Number of new shares issued (in shares)	1,800,000	1,800,000
Proceeds from initial public offering, net of offering cost	$ 15,100	¥ 97,800
Total gross capital	16,200	105,200
Aggregate amount of underwriting discounts and commissions	$ 1,100	¥ 7,400
Subsequent Event | Class A Ordinary Shares | Over-Allotment Option
SUBSEQUENT EVENTS
Number of new shares issued (in shares)	3,600,000	3,600,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Subsequent Event | Employees, directors and non-employees directors | Restricted share units
SUBSEQUENT EVENTS
Granted (in shares)			344,000